Ivy Funds

Supplement dated December 9, 2011 to the following

Summary Prospectuses of Ivy Funds:

The Summary Prospectuses dated July 29, 2011 (as each may be amended or supplemented)

for the following Funds:

Ivy Asset Strategy Fund

Ivy Asset Strategy New Opportunities Fund

Ivy Balanced Fund

Ivy Bond Fund

Ivy Core Equity Fund

Ivy Cundill Global Value Fund

Ivy Dividend Opportunities Fund

Ivy Energy Fund

Ivy European Opportunities Fund

Ivy Global Bond Fund

Ivy Global Natural Resources Fund

Ivy High Income Fund

Ivy International Balanced Fund

Ivy International Core Equity Fund

Ivy International Growth Fund

Ivy Large Cap Growth Fund

Ivy Limited-Term Bond Fund

Ivy Managed European/Pacific Fund

Ivy Managed International Opportunities Fund

Ivy Micro Cap Growth Fund

Ivy Mid Cap Growth Fund

Ivy Municipal Bond Fund

Ivy Municipal High Income Fund

Ivy Pacific Opportunities Fund

Ivy Real Estate Securities Fund

Ivy Science and Technology Fund

Ivy Small Cap Growth Fund

Ivy Small Cap Value Fund

Ivy Tax-Managed Equity Fund

Ivy Value Fund

This supplement provides new and additional information beyond that contained in each Summary Prospectus and should be read in conjunction with each Summary Prospectus.

Effective January 1, 2012, the Fund no longer will impose a redemption fee. Accordingly, all references in this Summary Prospectus to redemption fees, including in the expense table, are deleted effective as of that date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE